UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY                     11/14/08
---------------              ------------                     --------
  [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF                   VALUE     SHRS/      SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                   COM              00651F108      320     97,500  SH       DEFINED        01    97,500
AMAZON COM INC                COM              023135106      728     10,000  PUT      DEFINED        01    10,000
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106      254     16,667  SH       DEFINED        01    16,667
APPLE INC                     COM              037833100    1,307     11,500  PUT      DEFINED        01    11,500
BB&T CORP                     COM              054937107      567     15,000  PUT      DEFINED        01    15,000
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      261          2  SH       DEFINED        01         2
BLACK & DECKER CORP           COM              091797100      243      4,000  PUT      DEFINED        01     4,000
CAPITAL ONE FINL CORP         COM              14040H105    1,658     32,500  PUT      DEFINED        01    32,500
COLUMBIA SPORTSWEAR CO        COM              198516106      504     12,000  SH       DEFINED        01    12,000
COMPUWARE CORP                COM              205638109      242     25,000  SH       DEFINED        01    25,000
DEUTSCHE BANK AG              NAMEN AKT        D18190898      728     10,000  PUT      DEFINED        01    10,000
DOT HILL SYS CORP             COM              25848T109      356    158,200  SH       DEFINED        01   158,200
DSP GROUP INC                 COM              23332B106      421     55,000  SH       DEFINED        01    55,000
EARTHLINK INC                 COM              270321102      509     59,900  SH       DEFINED        01    59,900
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3    1,705  2,000,000  PRN      DEFINED        01                   2,000,000
FOOT LOCKER INC               COM              344849104      446     27,600  SH       DEFINED        01    27,600
GOOGLE INC                    CL A             38259P508    6,008     15,000  PUT      DEFINED        01    15,000
HUDSON CITY BANCORP           COM              443683107      784     42,500  PUT      DEFINED        01    42,500
INFOSPACE INC                 COM NEW          45678T201      552     50,900  SH       DEFINED        01    50,900
ISHARES TR                    RUSSELL 2000     464287655    4,420     65,000  PUT      DEFINED        01    65,000
JPMORGAN & CHASE & CO         COM              46625H100    1,635     35,000  PUT      DEFINED        01    35,000
K-SWISS INC                   CL A             482686102      325     18,700  SH       DEFINED        01    18,700
M & T BK CORP                 COM              55261F104    1,339     15,000  PUT      DEFINED        01    15,000
MERRILL LYNCH & CO INC        COM              590188108    2,024     80,000  PUT      DEFINED        01    80,000
MORGAN STANLEY                COM NEW          617446448      460     20,000  PUT      DEFINED        01    20,000
OMNIVISION TECHNOLOGIES INC   COM              682128103      981     86,000  SH       DEFINED        01    86,000
PNC FINL SVCS GROUP INC       COM              693475105      560      7,500  PUT      DEFINED        01     7,500
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104   28,404    730,000  CALL     DEFINED        01   730,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104    7,743    199,000  SH       DEFINED        01   199,000
RACKABLE SYS INC              COM              750077109    1,125    114,700  SH       DEFINED        01   114,700
RADWARE LTD                   ORD              M81873107      125     15,000  SH       DEFINED        01    15,000
REALNETWORKS INC              COM              75605L104      381     75,000  SH       DEFINED        01    75,000
STAMPS COM INC                COM NEW          852857200      728     62,400  SH       DEFINED        01    62,400
SUNTRUST BKS INC              COM              867914103      450     10,000  PUT      DEFINED        01    10,000
SYCAMORE NETWORKS INC         COM              871206108      379    117,400  SH       DEFINED        01   117,400
TELLABS INC                   COM              879664100      361     89,000  SH       DEFINED        01    89,000
UBS AG                        SHS NEW          H89231338      877     50,000  PUT      DEFINED        01    50,000
WELLS FARGO & CO NEW          COM              949746101    2,815     75,000  PUT      DEFINED        01    75,000
WORLD ACCEP CORP DEL          COM              981419104      252      7,000  PUT      DEFINED        01     7,000
ZIONS BANCORPORATION          COM              989701107      774     20,000  PUT      DEFINED        01    20,000

                                            40             73,751


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:         73,751
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC